PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 73.6%
Asset-Backed Securities 3.1%
Automobiles 0.6%
Ally Auto Receivables Trust, Series 2019-02, Class A3	2.230%	01/16/24	742	$743,285
CarMax Auto Owner Trust,
Series 2018-04, Class A3	3.360	09/15/23	733	734,821
Series 2019-02, Class A3	2.680	03/15/24	928	930,599
Series 2020-04, Class A3	0.500	08/15/25	2,400	2,353,623

Fifth Third Auto Trust, Series 2019-01, Class A3	2.640	12/15/23	294	294,724
Ford Credit Floorplan Master Owner Trust, Series 2019-03, Class A1	2.230	09/15/24	3,800	3,809,579
GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class A3	3.210	10/16/23	225	224,813
Honda Auto Receivables Owner Trust, Series 2019-02, Class A3	2.520	06/21/23	351	351,598
Santander Retail Auto Lease Trust, Series 2020-B, Class A2, 144A	0.420	11/20/23	3,562	3,551,255
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130	11/15/23	318	318,333
Series 2018-D, Class A3	3.330	04/15/24	1,153	1,157,031
Series 2019-A, Class A3	3.040	05/15/24	317	318,146
				14,787,807
Credit Cards 1.4%
American Express Credit Account Master Trust, Series 2019-03, Class A	2.000	04/15/25	14,800	14,822,278
BA Credit Card Trust, Series 2019-A01, Class A1	1.740	01/15/25	16,600	16,619,776
				31,442,054
Home Equity Loans 0.8%
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	1.368(c)	01/25/35	797	777,998
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	1.408(c)	12/25/33	174	169,648

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	3.368%(c)	09/25/33	4,717	$4,702,802
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184(cc)	03/25/33	169	163,786
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	1.348(c)	04/25/33	580	555,105
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.568(c)	03/25/34	350	341,984

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	1.348(c)	11/25/33	170	167,060
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 1.230%)	1.898(c)	06/25/43	220	221,168
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.718(c)	11/25/33	880	866,290
Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.518(c)	12/25/32	19	19,446
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.018(c)	02/25/33	275	272,412
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.988(c)	08/25/33	609	602,339
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.958(c)	08/25/33	533	527,396
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.748(c)	04/25/34	216	212,815

MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	1.368(c)	09/25/34	113	106,268
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	1.468(c)	08/25/35	45	43,614
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.868(c)	08/25/35	157	154,444

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	1.943%(c)	04/25/33	478	$476,265
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 3.450%)	4.118(c)	04/25/33	82	82,412
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.718(c)	09/25/33	584	576,993
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	3.293(c)	09/25/33	1	1,523
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.688(c)	10/25/33	97	96,299
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.568(c)	08/25/34	2,126	2,074,382

New Century Home Equity Loan Trust, Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	1.553(c)	05/25/34	2,321	2,272,889
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	1.528(c)	06/25/33	233	219,075
Residential Asset Securities Trust, Series 2004-KS05, Class AI5	4.532(cc)	06/25/34	3,106	3,030,122
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	3.068(c)	12/25/33	19	17,943
				18,752,478
Residential Mortgage-Backed Securities 0.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	1.538(c)	07/25/34	213	211,003
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.468(c)	07/25/32	68	66,492
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	1.168(c)	05/25/32	235	231,204
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	1.328(c)	11/25/32	172	170,045

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.718%(c)	07/25/33	102	$101,409
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.418(c)	03/25/34	75	73,594

Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860(cc)	08/25/33	31	30,201
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	1.388(c)	08/25/34	130	127,400
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	1.793(c)	07/25/33	552	543,209
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.688(c)	08/25/33	175	173,883
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	1.463(c)	06/25/34	1,487	1,446,369
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	1.523(c)	07/25/34	2,130	2,068,111
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.518(c)	02/25/34	136	136,961
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	2.318(c)	10/25/34	498	491,272

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.568(c)	05/25/34	355	340,556
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	1.348(c)	01/25/33	73	72,099
				6,283,808

Total Asset-Backed Securities (cost $68,940,777)				71,266,147

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit 1.8%
Lloyds Bank Corporate Markets PLC (United Kingdom), SOFR + 0.540%	0.820%(c)	01/31/24	17,000	$16,907,249
Standard Chartered Bank (United Kingdom), SOFR + 0.420%	0.700(c)	07/28/23	16,000	15,970,059
				32,877,308
Skandinaviska Enskilda Banken AB, Skandinaviska Enskilda Banken AB, SOFR + 0.730% (cost $10,000,000)	1.010(c)	03/17/23	10,000	10,026,090
				10,026,090

Total Certificates of Deposit (cost $42,994,036)				42,903,398
Commercial Mortgage-Backed Securities 13.3%
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	1.276(c)	03/15/37	22,479	21,819,230
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	1,558	1,562,873
Series 2018-B05, Class A2	4.077	07/15/51	1,800	1,801,492

BX Commercial Mortgage Trust, Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671% (Cap N/A, Floor 0.648%)	1.225(c)	03/15/37	31,808	31,488,714
BX Trust, Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	1.642(c)	09/15/37	7,912	7,828,188
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.624(c)	12/15/37	9,500	9,452,299
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	12,223	12,041,156
Series 2016-P04, Class A2	2.450	07/10/49	8,422	8,312,554
Commercial Mortgage Trust,
Series 2014-UBS05, Class A2	3.031	09/10/47	347	346,810
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.554(c)	09/15/33	11,508	11,262,603

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.534(c)	05/15/36	35,000	34,807,500

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CSAIL Commercial Mortgage Trust, Series 2015-C03, Class A4	3.718%	08/15/48	12,000	$11,917,256
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	1.325(c)	11/21/35	5,359	5,303,785
GS Mortgage Securities Trust, Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.650(c)	10/15/31	11,300	11,072,769
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	358	360,013
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	6,600	6,561,695
Series 2014-C24, Class A3	3.098	11/15/47	19,500	18,980,575
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	25,000	24,609,017

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A2	2.215	05/13/53	25,000	23,858,535
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.950%)	1.638(c)	07/05/33	19,358	19,301,068
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.554(c)	09/15/29	3,959	3,931,381
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C06, Class A4	2.858	11/15/45	2,882	2,881,012
Series 2013-C07, Class A3	2.655	02/15/46	3,396	3,376,487

Morgan Stanley Capital I Trust, Series 2018-H03, Class A2	3.997	07/15/51	1,237	1,243,493
One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.504(c)	01/15/36	11,900	11,717,278
UBS Commercial Mortgage Trust, Series 2018-C08, Class A2	3.713	02/15/51	2,349	2,353,200
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C03, Class A4	3.091	08/10/49	5,668	5,669,122
Series 2012-C04, Class A3	2.533	12/10/45	11,003	10,998,675
Series 2012-C04, Class A5	2.850	12/10/45	4,512	4,516,351

Total Commercial Mortgage-Backed Securities (cost $319,043,733)				309,375,131

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 55.4%
Agriculture 0.4%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	1.375%	07/23/23	3,000	$2,947,897
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,740,625
				9,688,522
Airlines 0.8%
Southwest Airlines Co., Sr. Unsec’d. Notes	4.750	05/04/23	17,500	17,779,923
Auto Manufacturers 3.4%
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN	0.750	08/09/24	7,500	7,088,375
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, SOFR + 0.530%	0.812(c)	04/01/24	8,500	8,489,853
Gtd. Notes, 144A	3.250	04/01/25	2,750	2,725,805
Gtd. Notes, 144A	3.800	04/06/23	10,000	10,107,283

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	0.750	03/01/24	31,500	30,128,674
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	0.580(c)	06/13/22	10,000	9,998,475
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	2.900	05/13/22	10,000	10,004,523
				78,542,988
Banks 15.2%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.496	03/24/25	17,000	16,783,371
Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	0.909(c)	05/28/24	33,500	33,337,293
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	1.950	08/23/22	6,700	6,704,070
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.050%	2.289(c)	10/30/23	1,927	1,933,209
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%	1.548(c)	09/19/22	1,750	1,751,738
Sr. Unsec’d. Notes	1.625	05/01/23	14,000	13,844,818
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650	02/27/24	17,750	16,864,940

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Banque Federative du Credit Mutuel SA (France), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.730%	1.793%(c)	07/20/22	960	$960,408

Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	1.700	05/12/22	26,000	26,005,197
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR + 0.800%	1.083(c)	03/17/23	21,000	21,027,805
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	1.605(c)	06/16/22	2,260	2,260,689

Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.680%	1.628(c)	09/18/22	250	250,407
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR + 0.300%	0.581(c)	01/12/24	14,000	13,966,350
Credit Agricole Corporate & Investment Bank SA (France), Bank Gtd. Notes, MTN	0.400	01/15/23	8,200	7,982,065
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, SOFR + 0.390%	0.670(c)	02/02/24	7,500	7,441,220
Fifth Third Bank NA, Sr. Unsec’d. Notes, MTN	1.800	01/30/23	7,000	6,971,967
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	0.627(ff)	11/17/23	20,000	19,693,897
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.768(ff)	08/09/25	25,000	23,354,020
KeyBank NA, Sr. Unsec’d. Notes	1.250	03/10/23	12,500	12,357,917
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	20,000	20,037,796
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	10,000	10,058,390
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	2.584(c)	10/24/23	11,551	11,590,646
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	12,750	12,237,234
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	5,000	4,931,661

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	1.733(c)	03/22/25	15,000	15,049,293
PNC Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	1.725(c)	07/27/22	350	350,144
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	0.650	09/09/24	9,750	9,138,196

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	0.611%(c)	09/10/24	20,000	$19,802,150
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	0.760(c)	01/27/23	2,750	2,749,008

Truist Bank, Sr. Unsec’d. Notes, SOFR + 0.730% (Cap N/A, Floor 0.000%)	0.988(c)	03/09/23	2,750	2,754,427
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	5,000	4,759,522
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	0.543(c)	02/09/24	7,500	7,467,541

Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	1.226(c)	05/15/23	175	175,633
				354,593,022
Beverages 1.1%
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	8,000	7,791,585
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,836,359

PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	14,500	14,074,894
				24,702,838
Biotechnology 0.2%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	0.750	09/29/23	4,500	4,352,960
Building Materials 0.2%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	0.650	07/15/23	3,750	3,654,984
Chemicals 0.5%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	2,780	2,755,420
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	1.900	05/13/23	5,000	4,944,933
Westlake Chemical Corp., Sr. Unsec’d. Notes	0.875	08/15/24	4,000	3,802,944
				11,503,297

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.4%
PayPal Holdings, Inc., Sr. Unsec’d. Notes	1.350%	06/01/23	9,000	$8,881,348
Computers 0.2%
Apple, Inc., Sr. Unsec’d. Notes	1.700	09/11/22	5,000	5,006,402
Cosmetics/Personal Care 1.0%
GSK Consumer Healthcare Capital US LLC, Gtd. Notes, 144A, SOFR + 0.890%	1.172(c)	03/24/24	6,250	6,262,358
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	2.150	08/11/22	6,499	6,508,348
Unilever Capital Corp. (United Kingdom), Gtd. Notes	0.375	09/14/23	10,000	9,684,731
				22,455,437
Diversified Financial Services 2.8%
AIG Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	21,000	19,799,936
Air Lease Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	1.176(c)	12/15/22	25,000	24,962,253
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20,000	20,132,451
				64,894,640
Electric 4.7%
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	0.797(c)	11/01/23	12,000	12,005,342
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR + 0.650%	0.844(c)	05/13/24	13,500	13,393,281
DTE Energy Co., Sr. Unsec’d. Notes	2.250	11/01/22	27,000	26,982,168
Entergy Louisiana LLC, First Mortgage	0.620	11/17/23	10,750	10,380,862
Florida Power & Light Co., Sr. Unsec’d. Notes, SOFR + 0.250%	0.435(c)	05/10/23	11,250	11,202,172

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
OGE Energy Corp., Sr. Unsec’d. Notes	0.703%	05/26/23	6,750	$6,569,571
PPL Electric Utilities Corp.,
First Mortgage, SOFR + 0.330%	0.612(c)	06/24/24	4,750	4,715,387
First Mortgage	2.500	09/01/22	9,000	8,988,704

WEC Energy Group, Inc., Sr. Unsec’d. Notes	0.800	03/15/24	17,000	16,146,802
				110,384,289
Entertainment 0.3%
Magallanes, Inc., Gtd. Notes, 144A, SOFR + 1.780%	2.048(c)	03/15/24	7,500	7,571,782
Foods 0.7%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	6,000	5,715,078
Nestle Holdings, Inc., Gtd. Notes, 144A	0.375	01/15/24	10,000	9,580,010
				15,295,088
Forest Products & Paper 0.6%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734	07/15/23	14,126	14,247,413
Gas 0.5%
Atmos Energy Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	1.023(c)	03/09/23	12,000	11,992,168
Healthcare-Products 1.2%
Baxter International, Inc., Sr. Unsec’d. Notes, 144A	0.868	12/01/23	19,237	18,506,348
Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	4,750	4,578,367
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR + 0.530%	0.810(c)	10/18/24	5,000	4,979,279
				28,063,994

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.5%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	0.550%	05/15/24	12,000	$11,418,263
Household Products/Wares 0.8%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	1.514(c)	06/24/22	18,050	18,055,085
Insurance 5.0%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750	03/15/23	13,000	13,046,090
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.390%	0.671(c)	04/06/23	25,000	24,949,595
Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,817,647
New York Life Global Funding,
Sec’d. Notes, 144A	2.900	01/17/24	2,000	1,990,284
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	1.451(c)	07/12/22	16,760	16,765,956

Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500	09/23/23	12,000	11,600,072
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	17,750	16,950,478
Sec’d. Notes, 144A, SOFR + 0.450%	0.731(c)	04/12/24	2,750	2,743,839
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	10,750	10,385,332
Sr. Sec’d. Notes, 144A	0.473	01/12/24	15,000	14,284,365
				115,533,658
Machinery-Construction & Mining 0.8%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.150%	0.354(c)	11/17/22	4,400	4,393,665
Sr. Unsec’d. Notes, MTN	0.450	09/14/23	15,000	14,529,084
				18,922,749
Media 0.3%
Walt Disney Co. (The), Gtd. Notes, 3 Month LIBOR + 0.390%	0.913(c)	09/01/22	8,000	8,004,588

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 1.8%
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.571%	04/15/23	21,000	$20,838,638
Phillips 66, Gtd. Notes	0.900	02/15/24	16,000	15,375,421
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	0.550	05/15/23	6,750	6,585,431
				42,799,490
Pharmaceuticals 3.7%
AbbVie, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	1.130(c)	11/21/22	4,000	4,004,856
AmerisourceBergen Corp., Sr. Unsec’d. Notes	0.737	03/15/23	26,500	26,105,049
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	0.700	05/28/24	21,500	20,472,207
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	0.537	11/13/23	20,000	19,388,467
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.839(c)	05/16/22	4,000	4,000,369

GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534	10/01/23	13,500	13,078,396
				87,049,344
Pipelines 1.0%
Enterprise Products Operating LLC, Gtd. Notes	3.900	02/15/24	4,376	4,414,185
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	0.625	04/28/23	4,250	4,143,115
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000	10/12/24	8,000	7,505,983
Sr. Unsec’d. Notes	2.500	08/01/22	7,000	7,008,580
				23,071,863
Real Estate Investment Trusts (REITs) 0.9%
Public Storage, Sr. Unsec’d. Notes, SOFR + 0.470%	0.749(c)	04/23/24	20,000	19,945,726

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 1.0%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625%	02/10/23	5,000	$4,914,436
Sr. Unsec’d. Notes, 144A	0.800	02/10/24	7,000	6,676,459
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.625	06/01/22	6,000	6,000,000
Sr. Unsec’d. Notes	2.700	04/15/25	5,000	4,937,792

Starbucks Corp., Sr. Unsec’d. Notes	1.300	05/07/22	2,000	1,999,868
				24,528,555
Savings & Loans 1.0%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	0.550	01/22/24	25,000	23,832,739
Semiconductors 0.4%
Intel Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.727(c)	05/11/22	10,000	10,000,272
Software 0.7%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	14,250	13,517,346
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,800	1,760,008
				15,277,354
Telecommunications 2.3%
NTT Finance Corp. (Japan), Gtd. Notes, 144A	0.583	03/01/24	15,250	14,536,163
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750	03/22/24	12,000	11,524,167
Sr. Unsec’d. Notes, SOFR + 0.500%	0.783(c)	03/22/24	23,000	22,937,696

Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500	09/26/22	3,600	3,602,962
				52,600,988

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 1.0%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875%	06/01/22	6,000	$6,004,388
United Parcel Service, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.839(c)	05/16/22	11,800	11,799,928
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	1.417(c)	04/01/23	5,144	5,153,391
				22,957,707

Total Corporate Bonds (cost $1,311,880,377)				1,287,609,476

Total Long-Term Investments (cost $1,742,858,923)				1,711,154,152

Short-Term Investments 27.6%
Certificates of Deposit 3.0%
Bank of Nova Scotia (The)	0.230	05/10/22	5,000	4,999,610
BNP Paribas SA, SOFR + 0.510%	0.790(c)	09/21/22	6,500	6,504,097
Nordea Bank Abp, SOFR + 0.500%	0.000(c)	09/09/22	20,000	20,013,041
Norinchukin Bank	0.950	06/22/22	12,500	12,498,708
Standard Chartered Bank, SOFR + 0.620%	0.000(c)	06/23/22	10,000	10,003,914
Svenska Handelsbanken, SOFR + 0.700%	0.980(c)	03/15/23	15,000	15,035,840

Total Certificates of Deposit (cost $69,000,000)				69,055,210
Commercial Paper(n) 20.3%
Alexandria Real Estate Equities, Inc., 144A	0.850	05/11/22	12,000	11,997,552
Cabot Corp.,
144A	0.770	05/05/22	20,000	19,997,980
144A	0.951	05/10/22	7,500	7,498,465

Danaher Corp., 144A	0.750	05/02/22	23,000	22,998,998
DENTSPLY International, Inc., 144A	1.101	05/20/22	20,000	19,990,293
Enbridge, Inc.,
144A	1.102	05/16/22	5,000	4,997,854
144A	1.252	05/10/22	20,000	19,994,867

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Enel Finance America LLC,
144A	0.392%	07/14/22	6,750	$6,731,375
144A	0.392	07/15/22	6,750	6,731,044
Fortive Corp.,
144A	0.850	05/05/22	10,000	9,998,990
144A	0.910	05/09/22	20,000	19,996,344

Glencore Funding LLC, 144A	1.031	05/10/22	24,000	23,994,830
HCP, Inc.,
144A	1.042	05/04/22	3,000	2,999,742
144A	1.051	05/10/22	5,000	4,998,931
144A	1.152	05/05/22	2,000	1,999,789
144A	1.353	06/08/22	15,000	14,981,717

Hitachi America Capital Ltd., 144A	0.680	05/04/22	25,000	24,998,288
Hyundai Capital America, 144A	0.861	05/12/22	10,000	9,997,443
Ingredion, Inc., 144A	0.650	05/02/22	20,000	19,999,062
Intercontinental Exchange, Inc.,
144A	0.901	05/11/22	6,500	6,497,842
144A	1.001	05/05/22	9,500	9,498,461
Nutrien Ltd.,
144A	1.002	05/05/22	2,500	2,499,731
144A	1.002	05/10/22	7,500	7,498,373
144A	1.122	05/03/22	5,000	4,999,657
144A	1.152	05/27/22	5,000	4,996,100

PPG Industries, Inc.	1.052	05/09/22	20,000	19,996,344
Public Service Enterprise Group, Inc., 144A	0.951	05/09/22	15,000	14,997,258
Realty Income Corp.,
144A	0.660	05/02/22	5,000	4,999,765
144A	0.800	05/09/22	12,500	12,497,715

Sempra Energy, 144A	1.001	05/09/22	10,000	9,998,164
ST Engineering North America, Inc., 144A	0.430	05/06/22	10,000	9,999,261
TELUS Corp., 144A	1.081	05/05/22	10,000	9,998,990
TotalEnergies Capital Canada Ltd., 144A	0.470	05/09/22	22,500	22,496,575

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

TransCanada PipeLines Ltd., 144A	0.921%	05/06/22	10,000	$9,998,794
UBS AG, 144A	0.512	06/10/22	10,000	9,998,734
Ventas Realty LP,
144A	0.850	05/09/22	8,000	7,998,538
144A	0.850	05/11/22	10,000	9,997,723

Waste Management, Inc., 144A	0.321	07/11/22	12,500	12,467,378
Welltower, Inc.,
144A	0.850	05/03/22	20,000	19,998,718
144A	0.850	05/05/22	5,000	4,999,495

Total Commercial Paper (cost $471,382,546)				471,337,180
Corporate Bonds 1.7%
Aerospace & Defense 0.5%
Boeing Co. (The), Sr. Unsec’d. Notes	1.167%	02/04/23	11,200	11,051,385
Computers 0.7%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.400%	10/15/22	17,000	17,106,250
Diversified Financial Services 0.5%
American Express Co., Sr. Unsec’d. Notes	3.400%	02/27/23	11,000	11,089,399

Total Corporate Bonds (cost $39,394,047)				39,247,034

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Unaffiliated Fund 2.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $62,071,111)	62,071,111	$62,071,111

Total Short-Term Investments (cost $641,847,704)		641,710,535

TOTAL INVESTMENTS 101.2% (cost $2,384,706,627)		2,352,864,687
Liabilities in excess of other assets(z) (1.2)%		(27,637,321)

Net Assets 100.0%		$2,325,227,366

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BSBY	Bloomberg Short-Term Bank Yield Index
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Interest rate swap agreements outstanding at April 30, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
74,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	$(116,415)	$(538,585)	$(422,170)
21,900	07/02/22	(0.001)%(A)	1 Day USOIS(1)(A)	—	61,386	61,386
18,500	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(17,603)	(34,424)	(16,821)
59,800	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(586,731)	(224,751)	361,980
15,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	—	48,632	48,632
65,700	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(3,959,253)	(1,359,522)	2,599,731
100,000	07/26/23	0.192%(A)	1 Day USOIS(1)(A)	—	2,720,541	2,720,541
20,000	12/01/23	2.634%(A)	1 Day SOFR(1)(A)	—	(5,861)	(5,861)
19,250	02/04/24	0.133%(A)	1 Day USOIS(1)(A)	24,122	860,595	836,473
47,000	03/01/24	0.230%(A)	1 Day USOIS(1)(A)	58,857	2,106,269	2,047,412
12,000	03/15/24	0.276%(A)	1 Day USOIS(1)(A)	—	540,061	540,061
17,000	03/18/24	0.278%(A)	1 Day USOIS(1)(A)	—	768,296	768,296
3,000	04/26/24	0.305%(A)	1 Day USOIS(1)(A)	—	142,290	142,290
9,750	05/11/24	0.300%(A)	1 Day SOFR(1)(A)	(2,320)	445,274	447,594
12,000	05/20/24	0.296%(A)	1 Day USOIS(1)(A)	—	570,671	570,671
21,000	06/16/24	0.304%(A)	1 Day USOIS(1)(A)	—	1,038,607	1,038,607
25,000	08/05/24	0.261%(A)	1 Day SOFR(1)(A)	—	1,336,084	1,336,084
3,000	08/13/24	0.368%(A)	1 Day SOFR(1)(A)	—	152,669	152,669
15,000	08/31/24	0.399%(A)	1 Day USOIS(1)(A)	—	782,600	782,600
7,500	09/09/24	0.368%(A)	1 Day SOFR(1)(A)	(293)	396,802	397,095
8,000	10/12/24	0.511%(A)	1 Day SOFR(1)(A)	—	410,204	410,204
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)	(2,257)	1,697,054	1,699,311
17,000	03/21/25	1.998%(A)	1 Day SOFR(1)(A)	—	333,271	333,271
2,750	03/30/25	2.418%(A)	1 Day SOFR(1)(A)	—	22,147	22,147
12,000	05/11/25	0.450%(A)	1 Day SOFR(1)(A)	105,148	769,322	664,174
				$(4,496,745)	$13,039,632	$17,536,377

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).